Summary of Significant Accounting Policies - Schedule of Concentration Risk (Details)	6 Months Ended				12 Months Ended
	Sep. 30, 2025		Sep. 30, 2024		Mar. 31, 2025
Concentration Risk [Line Items]
Machineries and Equipment	5 years
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	60.60%
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	68.00%
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	21.70%			[1]
Customer Concentration Risk [Member] | Customer C [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	12.50%			[1]
Customer Concentration Risk [Member] | Customer C [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	18.10%				15.90%
Customer Concentration Risk [Member] | Customer D [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage		[1]	33.10%
Customer Concentration Risk [Member] | Customer D [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	13.90%				42.60%
Customer Concentration Risk [Member] | Customer E [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage		[1]	58.10%
Customer Concentration Risk [Member] | Customer F [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage					41.40%
Supplier Concentration Risk [Member] | Supplier A [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	19.40%

[1]	The customer did not contribute over 10% of the Company’s revenue during the period ended.